Capital Leases (Details 1) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Amount receivable in respect of capital leases	$ (2,880,000)	$ 0
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
2017	2,748,815
2018	6,241,500
2019	6,241,500
2020	6,258,600
2021	12,457,300
2022	4,854,500
2023	17,008,300
Total minimum lease payments	55,810,515
Less amounts representing interest and deferred finance fees	(11,924,930)
Net minimum lease payments	43,885,585
Amount receivable in respect of capital leases	(2,880,000)	0
Adjusted net minimum lease payments	$ 41,005,585	$ 9,130,650